N-2	Aug. 04, 2023
Cover [Abstract]
Entity Central Index Key	0001479419
Amendment Flag	false
Securities Act File Number	001-38150
Document Type	8-K
Entity Registrant Name	KALA BIO, Inc.
Entity Address, Address Line One	1167 Massachusetts Avenue
Entity Address, City or Town	Arlington
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02476
City Area Code	781
Local Phone Number	996-5252
Entity Emerging Growth Company	false